Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments
Schedule of fair value and location of derivative instruments

	December 31,
	2016	2015
Liability fair value recorded in other long-term liabilities	$1,729	$2,310
Liability fair value recorded in accounts payable and accrued other expenses	1,065	1,086
Estimated amount of existing losses expected to be reclassified into earnings in the next 12 months	(1,783)	(283)

Schedule of changes in other comprehensive income related to derivative instruments classified as cash flow hedges

Balance, January 1, 2014	$—
Reclassifications in earnings	—
Change in fair value of derivative instrument, net of tax of $476	(623)
Balance, December 31, 2014	(623)
Reclassifications in earnings, net of tax benefit of $40	65
Change in fair value of derivative instrument, net of tax of $1,360	(2,410)
Balance, December 31, 2015	(2,968)
Reclassifications in earnings, net of tax benefit of $107	176
Change in fair value of derivative instrument, net of tax of $319	(542)
Balance, December 31, 2016	$(3,334)